Common Stock Reserved for Issuance (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance

The common stock reserved for future issuance at December 31, 2013 and 2014 was as follows:

	December 31,
	2013	2014
Conversion of outstanding convertible preferred stock	25,036,330	27,654,928
Shares underlying outstanding stock options	2,723,406	4,248,504
Shares available for future stock option grants	1,848,367	295,101
Warrant to purchase convertible preferred stock	128,231	128,231

Total shares of common stock reserved	29,736,334	32,326,764

Summary of Assumptions to Use Option Pricing Model

The placement warrants were valued at their grant dates using the Black-Scholes pricing model and the following weighted average assumptions:

September 30, 2015
Common Stock Warrant:
Expected term (in years)	5.0
Expected volatility	31.8%
Risk-free interest rate	1.6%
Expected dividend yield	0%

The Company used the Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock warrant with the following assumptions:

	December 31,
	2013	2014
Series C Warrant:
Expected term (in years)	2.0	5.3
Expected volatility	30.0%	30.0%
Risk-free interest rate	0.4%	1.7%
Expected dividend yield	0%	0%